Cover Page	6 Months Ended
Jun. 30, 2020
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2020
Entity Registrant Name	BAIDU, INC.
Entity Central Index Key	0001329099
Current Fiscal Year End Date	--12-31